J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.16

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304682177	(redacted)	Funded	2	1	2	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increase in Appraisal Fee from (redacted) to(redacted) on CD issued (redacted)

Missing reason for increase from (redacted) to (redacted).

Appraisal increased from (redacted) to (redacted) due to travel fee of (redacted).

An additional (redacted) fee was added for final inspection. - 05/05/2025 Restitution refund	APRV 0010 Underwriting Loan Approval is Deficient - Missing final loan approval / (redacted) to match (redacted) in file. Approval and (redacted) in file reflects a qualifying DTI of (redacted), which excludes the debt service on the departing residence. Review DTI (redacted) < (redacted) variance from the (redacted) approved DTI of (redacted). - 05/01/2025 Recd updated (redacted), DTI (redacted) agrees with the (redacted).

CRED 0104 Missing Letter of Explanation - Missing letter of explanation addressing the discrepancy between borrowers self-employment businesses start dates:

(redacted) - Formation Date per SOS (redacted) / (redacted)  reflects (redacted)

(redacted) per SOS (redacted) / (redacted) reflects (redacted)

Lender inquired with the borrower, but review was unable to locate borrowers response in file.

 - 05/01/2025 Recd (redacted) letter confirming qualifying self-employment source elected to change entity classification. Change in classification explains formation date discrepancy.

CR 0014 Missing P&L - P&L's are signed by unknown 3rd party, (redacted). P&L was to be signed by the borrower. - 05/01/2025 Recd borrower singed P&L's.

CRED 0095 Missing or Incomplete 4506-T/4506-C - Personal tax returns were obtained for tax years (redacted), but the (redacted) form only covers years (redacted). - 05/01/2025 Exception is cleared with the attached (redacted) forms for borrower individually and for self-employment businesses covering years (redacted).

CRED 0087 Tax Returns/Transcripts are Insufficient - (redacted) is not signed. (redacted) for the borrowers businesses were not provided. - 05/01/2025 Recd (redacted) signed (redacted).

CRED 0018 Gift Funds not Properly Verified - Closing condition required wire confirmation and donor statement showing withdrawal of gift finds. The wire notification is in file. Missing donor statement. - 05/01/2025 Agree, gift letter and incoming wire notification satisfies agency requirements.

COMP 0047 File Documentation is Incomplete (Compliance) - Missing letter from borrower confirming that the relocation from (redacted) to (redacted) will not impact self-employment business, (redacted). - 05/01/2025 Attached business profile confirms self-employment is located in (redacted). Review confirmed business tax returns also reflects (redacted). Relocation from (redacted) to (redacted) would not be impacted since the business is already located in (redacted).

CRED 0096 Missing proof of PITI payment on non-subject property - Missing confirmation that the borrowers departing residence, (redacted), does not have any HOA dues. - 05/01/2025 Finding is cleared with the attached screen print from (redacted) evidencing departing residence does not have any HOA dues.

304683424	(redacted)	Funded	1	1	1	1				Verified credit history - Middle Credit Score (redacted); Verified employment history - VOE confirms (redacted) years with present employer.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;
304723780	(redacted)	Funded	2	1	2	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.

										; Low DTI - Approved DTI (redacted) < (redacted) Max Allowed.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	ROR 0011 Right of Recission Is Not on Correct Form - Refinance is a Lender to Lender refinance and should be performed on the (redacted) form. (redacted) form used for subject transaction. The cure is to re-open the Rescission on the correct form. Upon expiration of the later new disclosed ROR Expiration Date or date the title holder received the new ROR, the exception can be cured. - EV2/B Recd (redacted) ROR form executed by the borrower (redacted).		DEED 0049 Mortgage/Deed of Trust is Incomplete - Deed of Trust is missing pg (redacted) reflecting LO NMLS ID's. - 06/25/2025 Recd a complete copy of the recorded DOT.